OTHER NON-CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT ASSETS, NET
OTHER NON-CURRENT ASSETS, NET

8.    OTHER NON-CURRENT ASSETS, NET

	As of December 31,
	2024	2025
	RMB	RMB	US$
Long-term guarantee deposits(1)	500,530	614,802	87,750
Prepayments for equipment, net	273,180	186,253	26,583
Land use rights, net(2)	146,278	143,284	20,451
Prepaid leasehold improvements	1,500	14,864	2,122
Interest receivable non-current	7,677	9,633	1,375

	929,165	968,836	138,281
(1)	Long-term guarantee deposits mainly represent rental and renovation deposits over 1 year.
(2)	Land use rights represent payments to the local government authorities for use of lands for 50 years, net of accumulated amortization. As of December 31, 2024 and 2025, the carrying amounts of land use rights are RMB146.3 million and RMB143.3 million, respectively, which represent the result of their original values of RMB149.7 million and RMB149.7 million, netting off accumulated amortization of RMB3.4 million and RMB6.4 million, respectively. Land use rights are amortized on a straight-line basis with amortization expenses of RMB0.6 million, RMB2.2 million and RMB3.0 million (US$0.4 million) for the years ended December 31, 2023, 2024 and 2025, respectively. A land use right of the Group with carrying amount of RMB77.6 million was pledged for the Group’s bank borrowing in 2024, and the pledge was released following the early repayment of the bank borrowing in 2025, details please refer to Note 9. As of December 31, 2025, there was no land use right pledged.